First Trust RiverFront Dynamic Emerging Markets ETF Expense Example, No Redemption - First Trust RiverFront Dynamic Emerging Markets ETF - First Trust RiverFront Dynamic Emerging Markets ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	$ 1,213